Net Fees and Commissions Income (Tables)	12 Months Ended
Dec. 31, 2023
Fee and commission income (expense) [abstract]
Schedule of fee and commission income
(1)	Details of fees and commissions income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Fees and commission received for brokerage	182,794	185,545	146,216
Fees and commission received related to credit	197,125	189,856	182,151
Fees and commission received for electronic finance	131,941	130,712	125,760
Fees and commission received on foreign exchange handling	56,210	56,812	55,993
Fees and commission received on foreign exchange	73,894	96,713	99,071
Fees and commission received for guarantee	76,428	85,340	88,580
Fees and commission received on credit card	573,048	594,897	640,918
Fees and commission received on securities business	100,991	111,211	58,553
Fees and commission from trust management	216,203	266,447	266,197
Fees and commission received on credit information	10,220	10,190	10,768
Fees and commission received related to lease	374,900	572,563	698,463
Other fees	177,951	199,414	193,144

Total	2,171,705	2,499,700	2,565,814

Schedule of fee and commission expense
(2)	Details of fees and commissions expense incurred are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Fees and commissions paid	261,734	325,536	339,340
Credit card commission	425,796	446,885	488,742
Securities business commission	1,605	1,414	1,287
Others	11,795	15,695	15,964

Total	700,930	789,530	845,333